Right-of-use assets, long-term financial assets and lease liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-use of leased assets:
Balance, beginning of period	SFr 5,437	SFr 3,508
Additions	213	2,606
Depreciation	(1,110)	(677)
Balance, end of period	SFr 4,540	SFr 5,437
Buildings
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	5.50%	3.50%
Right-of-use of leased assets:
Balance, beginning of period	SFr 5,320	SFr 3,446
Additions	213	2,516
Depreciation	(1,064)	(642)
Balance, end of period	SFr 4,469	SFr 5,320
Office Equipment
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	3.30%	3.30%
Right-of-use of leased assets:
Balance, beginning of period	SFr 91	SFr 50
Additions	0	64
Depreciation	(40)	(23)
Balance, end of period	SFr 51	SFr 91
IT Equipment
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	7.20%	7.20%
Right-of-use of leased assets:
Balance, beginning of period	SFr 26	SFr 12
Additions	0	26
Depreciation	(6)	(12)
Balance, end of period	SFr 20	SFr 26